Asset Acquisitions and License Agreements	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Asset Acquisitions and License Agreements
Note 5—Asset Acquisitions and License Agreements
During the years ended March 31, 2022 and 2021, the Company, directly or indirectly through Vants, completed the following key asset acquisitions and license agreements. The Company evaluated the below agreements, except the collaboration agreement entered into between Proteovant Therapeutics, Inc. and Blueprint Medicines Corporation (“Blueprint Medicines”) that is evaluated separately below, and determined that the acquired assets did not meet the definition of a business as substantially all the fair value of the assets acquired were concentrated in a single asset or group of similar assets and/or the acquired assets were not capable of producing outputs due to the lack of an assembled workforce and early stage of development and thus, each transaction was accounted for as an asset acquisition.
The Company then evaluated whether each
in-process
research and development asset had an alternative future use and concluded it did not. As a result, the Company recorded the consideration attributable to in-process
research and development under the below agreements as acquired in-process
research and development expense in the accompanying consolidated statements of operations for the years ended March 31, 2022 and 2021.
Genevant
In July 2020, RSL increased its investment in Genevant Sciences Ltd. (“Genevant”) as part of a recapitalization transaction (the “Recapitalization”). Genevant, an entity focused on the discovery, development, and commercialization of a broad range of
RNA-based
therapeutics enabled by Arbutus’ proprietary lipid nanoparticle and ligand conjugate delivery technologies, was created in April 2018 as part of an agreement between RSL and Arbutus. As part of the initial transaction entered into in April 2018, RSL contributed $38.7 million in cash, including transaction costs, for an equity ownership interest in Genevant. Prior to the Recapitalization, RSL accounted for its investment in Genevant under the equity method of accounting as it had determined that it was not the primary beneficiary of Genevant since it did not have the power to direct its most significant activities. Additionally, RSL made additional investments in the form of promissory notes issued by Genevant amounting to $20.1 million aggregate principal amount outstanding (the “Genevant Outstanding Notes”) prior to the Recapitalization. RSL applied its share of losses relating to its equity method investment in Genevant against the Company’s carrying value of its investment in Genevant’s common shares and against the carrying value of the Genevant Outstanding Notes. The carrying value of RSL’s investment in Genevant was reduced to zero prior to the Recapitalization.
Pursuant to the Recapitalization, the following transactions were completed:

•	Genevant issued 74,272,043 common shares to RSL for an aggregated purchase price of $20.5 million;

•	$15.1 million aggregate principal amount of the Genevant Outstanding Notes were converted into 54,526,549 common shares; and

•	Genevant issued 9,057,566 common shares to Arbutus for an aggregated purchase price of $2.5 million.
Following the Recapitalization, RSL held an 82.9% controlling interest in Genevant.
Concurrent with the Recapitalization, the composition of Genevant’s Board of Directors was restructured to include two directors designated by RSL and one director who is a senior officer of Genevant.
As a result of the Recapitalization and changes to the
bye-laws,
RSL determined that it controls the most significant activities of Genevant and is the primary beneficiary of Genevant following the Recapitalization. As such, RSL began consolidating Genevant into the Company’s consolidated financial statements from the date of the Recapitalization. The Company evaluated the acquired set of assets and activities and determined that the acquired set did not meet the definition of a business and thus the transaction was not considered a business combination.
The transactions completed as part of the Recapitalization represent an acquisition achieved in stages, which required the remeasurement of RSL’s previously held interest in Genevant. As such, RSL’s investments in Genevant were remeasured to fair value of $28.8 million, also resulting in a gain of $28.8 million that was recognized in the accompanying consolidated statements of operations for the year ended March 31, 2021. Along with the fair value of noncontrolling interests in Genevant of $9.2 million and cash paid of $20.5 million for common shares of Genevant as part of the Recapitalization, total consideration paid was $58.5 million. Of this amount, $41.4 million was attributed to in-process
research and development, which was determined by the Company to have not reached technological feasibility and therefore have no alternative future use. Accordingly, the Company recorded $41.4 million as acquired in-process
research and development expense in the accompanying consolidated statements of operations for the year ended March 31, 2021.
Proteovant
In November 2020, Proteovant Sciences, Inc. (formerly known as Pharmavant 5, Inc.) (together with its wholly owned subsidiaries, “Proteovant”) entered into a stock purchase agreement to acquire Oncopia Therapeutics, Inc. (“Oncopia”), a preclinical biotechnology company developing small molecule protein degraders primarily against certain oncology targets. Upfront proceeds to Oncopia’s shareholders were $105.0 million, prior to certain adjustments in accordance with the terms of the agreement. Proteovant is also obligated to make future development and commercial milestone payments of up to $100.0 million for the first product targeting each of the two specified initial targets, and up to $51.0 million for the first product targeting each of certain specified additional molecular targets. Additionally, the Company’s investments in promissory notes issued by Oncopia for an aggregate principal amount of $11.5 million were settled through either conversion to equity or cancellation.
Oncopia’s intellectual property was developed by the University of Michigan laboratory run by Oncopia’s co-founder
(the
“Co-Founder”).
In connection with Proteovant’s acquisition, Oncopia amended and restated its existing license agreements with the University of Michigan. Under the new license agreement, Oncopia will be obligated to make future development and commercial milestone payments of up to $8.6 million for the first product for each molecular target covered by intellectual property included in the agreement, in addition to paying tiered royalties on net sales ranging from low-
to
mid-single
digits, subject to certain adjustments.
The
Co-Founder’s
lab at the University of Michigan had been providing
on-going
discovery and optimization services to Oncopia under a sponsored research agreement (the “SRA”). Immediately after closing the acquisition, Oncopia extended the SRA through at least December 31, 2023, and expanded the potential molecular targets to be pursued under the SRA. As revised, Oncopia is obligated to pay the University of Michigan approximately $15.5 million under the SRA.
Lastly, in connection with the acquisition of Oncopia, the
Co-Founder
entered into an agreement with the Company to serve as a consultant. In exchange for these services, the Company has agreed to grant the
Co-Founder
RSL restricted stock units for which the majority will vest upon achievement of development milestones for products directed to targets for which no milestones are payable to Oncopia shareholders and the remaining portion will be subject to time-based service requirements. These restricted stock units were also subject to a liquidity requirement to vest, which was achieved upon the closing of the Business Combination. The Company will also make a cash payment to the
Co-Founder
upon achievement of development milestones for each such product.
During the year ended March 31, 2021, the Company recorded $116.5 million, relating to the net upfront cash payment of $101.2 million, settlement of promissory notes receivable, including accrued interest, of $11.9 million, and fair value of future contingent consideration payments of $3.4 million, as acquired in-process
research and development expense in the accompanying consolidated statements of operations.
In December 2020, RSL, Proteovant and SK, Inc. (formerly known as SK Holdings Co., Ltd.) (“SK”) entered into a subscription agreement (the “Subscription Agreement”) pursuant to which SK agreed to make a $200.0 million equity investment in Proteovant, representing an ownership interest of 40.0% on the closing date. In January 2021, in accordance with the terms of the Subscription Agreement, SK made the first payment of $100.0 million to Proteovant. SK made the second payment of $100.0 million to Proteovant in July 2021.
In February 2022, Proteovant entered into a collaboration agreement with Blueprint Medicines pursuant to which the parties will jointly research and advance up to two novel protein degrader compounds into development candidates, as well as up to two additional novel protein degrader target programs as may be mutually agreed to by the Blueprint Medicines and Proteovant (each a target program). Under the terms of the collaboration agreement, Proteovant received a nonrefundable, upfront payment of $20.0 million in March 2022 and will be eligible to receive up to an additional $632.0 million in contingent milestone payments including specified research, development, regulatory and commercialization milestones and tiered percentage royalties on a licensed product-by-licensed
product basis ranging from the
mid-
to high-single digits on net sales on the first two target programs, subject to adjustment in specified circumstances. If Proteovant opts-in
to the second target program (the
“Opt-In
Right”), the parties will jointly develop and commercialize such compounds and will split profits and losses of that program equally in the United States along with global development costs. Additionally, development and regulatory milestone payments for the second target or opt-in
target program will be reduced, and Proteovant will only be eligible to receive commercialization milestone payments and royalties on ex-United
States sales of products relating to such target program. In addition, the parties may jointly extend the collaboration, with the same structure and financial terms, for up to two additional target programs through additional funding by Blueprint Medicines and Proteovant’s
Opt-In
Right would extend to the second of such additional target programs.
Proteovant will be performing research and development activities throughout the period until Blueprint Medicines can exercise its option to obtain a worldwide, exclusive license to develop and commercialize any licensed compound, subject to Proteovant’s
Opt-In
Right. Proteovant initially recorded the $20.0 million upfront payment as deferred revenue on the accompanying consolidated financial statements and will recognize it as revenue as the services are provided.
Affivant
In November 2020, RSL and its indirect subsidiary Affivant Sciences GmbH (“Affivant”) entered into a licensing and strategic collaboration agreement with Affimed N.V. (“Affimed”) to develop and commercialize novel innate cell engagers for multiple cancer targets in exchange for consideration that includes $40.0 million in upfront cash and pre-paid
R&D funding and $20.0 million of newly issued shares in RSL. Affimed could receive further short-term proceeds in the form of option fees contingent on the commencement of additional programs contemplated under the agreement. Affimed is eligible to receive up to an additional approximately $2.0 billion in milestones over time upon achievement of specified development, regulatory and commercial milestones, as well as tiered royalties on net sales.
Acquisition of Silicon Therapeutics
In March 2021, the Company completed the acquisition of the business of Silicon Therapeutics, LLC (“Silicon Therapeutics”), a physics-driven computational drug discovery company, for total consideration of approximately $450.0 million, with additional cash payments payable subject to the satisfaction of certain regulatory and commercial milestones. This acquisition did not include one of Silicon Therapeutics’ subsidiaries, Silicon SWAT, Inc. Approximately $350.0 million of the consideration was payable primarily in the
C
ompany’s
c
ommon
stock
at or near closing of the acquisition (the “First Tranche”). At closing of the acquisition, the Company issued 21,409,764
c
ommon
s
hares
and paid approximately $14.0 million in cash, net of cash received, to Silicon Therapeutics after giving effect to certain transaction adjustments and holdbacks. The remainder of the First Tranche was paid in a combination of
c
ommon
s
hares
and cash as certain holdbacks were released. In November 2021, the Company transferred the remaining $100.0 million (the “Second Tranche Consideration”) to Silicon Therapeutics through a $50.0 million cash payment and the issuance of 6,348,057 of the Company’s
c
ommon
s
hares
.
The transaction was accounted for as an asset acquisition as substantially all of the fair value of the assets acquired were concentrated in a single asset, in-process
research and development related to the computational drug discovery platform that designs and develops small molecule therapeutics. For accounting purposes, the fair value of consideration transferred was $402.4 million, consisting of $281.7 million relating to the fair value of
c
ommon
s
hares
issued upfront and expected to be issued shortly thereafter; $105.1 million relating to the fair value of liabilities due to the sellers, including the Second Tranche Consideration, future contingent consideration payments, and closing consideration to be paid in cash; and cash of $15.6 million paid at closing. Of this amount, $399.6 million was attributed to in-process
research and development, which was determined to
have no alternative future use. Accordingly, the Company recorded $399.6 million as acquired in-process
research and development expense in the accompanying consolidated statement of operations for the year ended March 31, 2021.
In connection with the transaction, the vesting of certain outstanding Silicon Therapeutics share-based compensation awards held by employees of Silicon Therapeutics was discretionarily accelerated at closing. As a result, the Company recorded share-based compensation expense of $23.5 million in the accompanying consolidated statements of operations for the year ended March 31, 2021.
In addition, certain share-based compensation awards of Silicon Therapeutics were exchanged with restricted
c
ommon
stock
of the Company, subject to certain service-based vesting requirements, with a fair value of $22.6 million. Of this amount, $15.6 million was attributed to precombination service and therefore included in the total fair value of consideration transferred.
Priovant
In September 2021, Priovant Therapeutics, Inc. (“Priovant”) entered into a license and collaboration agreement with Pfizer, Inc. (“Pfizer”) (the “Pfizer License Agreement”). The transaction was accounted for as an asset acquisition as the acquired assets did not meet the definition of a business. The fair value of consideration transferred was $82.1 million, consisting of $70.0 million of preferred stock issued to Pfizer, representing a dilution-protected minority ownership interest in Priovant; a $10.0 million upfront cash payment; and $2.1 million relating to other obligations. The acquired rights, which included the licensed rights, starting materials and in-process
inventory for each drug candidate, represent
in-process
research and development assets, which were determined to have no alternative future use. Accordingly, the Company recorded $82.1 million as acquired in-process
research and development expense in the accompanying consolidated statements of operations for the year ended March 31, 2022.
Priovant is obligated to pay Pfizer a mid tens-of-millions sales milestone payment if aggregate net sales of its licensed products in Priovant’s territory in a given year exceed a mid hundreds-of-millions amount. Pfizer is obligated to pay Priovant a low tens-of-millions sales milestone payment if aggregate net sales of its licensed products outside of Priovant’s territory in a given year exceed a mid hundreds-of-millions amount.
Priovant is obligated to pay Pfizer a tiered,
sub-teens
royalty, on aggregate net sales of its licensed products in Priovant’s territory. Pfizer is obligated to pay Priovant a tiered high single-digit to sub-teens
royalty, on aggregate net sales of its licensed products outside of Priovant’s territory.
Hemavant
In November 2021, Hemavant Sciences GmbH (“Hemavant”), a wholly owned subsidiary of the Company, entered into a license agreement with Eisai Co., Ltd. (“Eisai”) (the “Eisai License Agreement”). Pursuant to the Eisai License Agreement, Eisai granted Hemavant (i) an exclusive, worldwide, sublicensable, royalty-bearing license under certain patents and know-how
and (ii) a
non-exclusive,
worldwide, sublicensable, royalty-bearing license under certain additional patents, know-how
and inventions, in each case, to develop, manufacture and commercialize the compound known as
RVT-2001
and products incorporating
RVT-2001
for all human and animal uses. In exchange for the rights, the Company made an upfront payment to Eisai consisting of $8.0 million in cash and the issuance of $7.0 million in shares of the Company’s
c
ommon
stock
at an agreed price of $8.00 per share. Hemavant may also be obligated to pay up to a maximum of $65.0 million in development and regulatory milestone payments (with respect the product for the first indication) and up to a maximum of $18.0 million in payments (with respect to the product for each additional indication) and up to a maximum of $295.0 million in commercial milestone payments. Hemavant may also be obligated to pay a tiered high single-digit to sub-teens
royalty, subject to certain customary reductions, on net sales of licensed products.
The transaction was accounted for as an asset acquisition as the acquired assets did not meet the definition of a business. The acquired rights, which include the licensed rights and in-process
inventory of the drug candidate, represent
in-process
research and development assets that were determined to have no alternative future use. The fair value of the 874,957 shares of the Company’s
c
ommon
stock
issued to Eisai based on the closing price as of the effective date of the Eisai License Agreement was $6.1 million. Accordingly, the Company recorded $14.1 million as acquired in-process
research and development expense in the accompanying consolidated statements of operations for the year ended March 31, 2022.